UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Craig A. Drill
            d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:    767 Fifth Avenue
            50th Floor
            New York, NY 10152

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Craig A. Drill
Title:      Investment Manager / Managing Member
Phone:      (212) 508-5757

Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           February 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $105,160.8
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      13-F INFORMATION TABLE

                                                  CRAIG DRILL CAPITAL 12/31/2004
         COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5          COLUMN  COLUMN      COLUMN 8
                                                                                                 6       7

                                    TITLE                    VALUE     SHRS OR   SH/PRN  PUT/  INVSMT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER             OF CLASS       CUSIP     (X$1000)    PRN AMT   $0.000  CALL  DSCRTN  MNGER  SOLE  SHARED  NONE
       --------------             --------       -----     --------    -------   ------  ----  ------  -----  ----  ------  ----
Axis Capital Holdings              Shs         G0692U109     2935.7     107,300                 Sole    None   Sole
Cabot Corp                         Com         127055101     1202.9      31,100                 Sole    None   Sole
Cambrex Corp.                      Com         132011107     3325.2     122,700                 Sole    None   Sole
Capital Fed Finl                   Com         14057C106     363.6       10,100                 Sole    None   Sole
Celgene Corp                       Com         151020104    11302.8     426,200                 Sole    None   Sole
Comarco Inc                        Com         200080109     2992.4     347,950                 Sole    None   Sole
Diomed Holdings Inc               Com New      25454R207     406.9       94,200                 Sole    None   Sole
Dow Chem Co                        Com         260543103     4104.4      82,900                 Sole    None   Sole
Engelhard Corp                     Com         292845104     1653.1      53,900                 Sole    None   Sole
GlaxoSmithkline PLC            Sponsored ADR   37733W105    16155.3     340,900                 Sole    None   Sole
Golar LNG Ltd Bermuda              Shs         G9456A100     1917.8     128,800                 Sole    None   Sole
Green Mountain Power Corp          Com         393154109     729.4       25,300                 Sole    None   Sole
Laboratory Corp Amer Hldgs        Com New      50540R409     2012.7      40,400                 Sole    None   Sole
Lightbridge Inc                    Com         532226107     387.2       64,100                 Sole    None   Sole
Longview Fibre Co                  Com         543213102     509.7       28,100                 Sole    None   Sole
Luminex Corp Del                   Com         55027E102     6805.6     766,400                 Sole    None   Sole
Meridian Bioscience Inc            Com         589584101     1251.8      71,330                 Sole    None   Sole
New Jersey Res                     Com         646025106     4659.1     107,500                 Sole    None   Sole
Nortel Networks Corp New           Com         656568102     871.0      251,000                 Sole    None   Sole
Northwest Bancorp Inc PA           Com         667328108     1104.0      44,000                 Sole    None   Sole
Palomar Med Technologies Inc      Com New      697529303     7612.4     292,000                 Sole    None   Sole
Protective Life Corp               Com         743674103     1494.2      35,000                 Sole    None   Sole
Q MED                              Com         747914109     1357.8     123,545                 Sole    None   Sole
Questcor Pharmaceuticals Inc       Com         74835Y101     847.5    1,599,000                 Sole    None   Sole
South Jersey Inds Inc              Com         838518108     4031.4      76,700                 Sole    None   Sole
Third Wave Technologies Inc        Com         88428W108     5495.4     639,000                 Sole    None   Sole
Vasogen Inc                        Com         92232F103     254.0       50,000                 Sole    None   Sole
Westfield Financial Inc            Com         96008D101     1427.8      55,300                 Sole    None   Sole
Williams Cos Inc Del               Com         969457100     2231.7     137,000                 Sole    None   Sole
Wyeth                              Com         983024100    13799.2     324,000                 Sole    None   Sole
Zenith Natl Ins Corp               Com         989390109     1918.8      38,500                 Sole    None   Sole

                                                 TOTAL     105160.8

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